DEBT AND CAPITAL LEASE OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long term debt and capital lease obligations

The current and non-current portions of long-term debt and capital lease obligations as of December 31, 2012 and December 31, 2011 are as follows (in thousands):

	December 31, 2012		December 31, 2011
	Current	Non-Current	Current	Non-Current
3.25% Convertible Senior Notes due March 2028	$48,081	$—	$—	$45,545
Kensington Term Facility	—	—	15,398	60,425
Capital lease obligations	7,902	3,460	17,119	9,891
Other	—	—	85	—

	$55,983	$3,460	$32,602	$115,861

Interest expenses incurred for various debt instruments

Interest expense is made up of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
3.25% Convertible Senior Notes due 2028	$43	$395	$380	$791
7.875% Senior Notes due 2021	5,906	—	10,041	—
Revolving Credit Facility	133	—	258	—
Kensington Term Facility (terminated in 2012)	—	906	—	1,880
Capital lease obligations	98	265	266	608
Other debt obligations	72	162	268	230
Accretion of Palmarejo gold production royalty obligation	4,107	5,559	8,170	10,663
Amortization of debt issuance costs	539	251	1,064	508
Accretion of debt discount	—	629	576	1,241
Capitalized interest	32	(610)	(361)	(1,694)

Total interest expense, net of capitalized interest	$10,930	$7,557	$20,662	$14,227

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
3.25% Convertible Senior Notes due March 2028	$1,581	$1,581	$2,394
1.25% Convertible Senior Notes due January 2024 (terminated in 2011)	—	1	28
Senior Term Notes (terminated in 2011)	—	1,381	5,074
Kensington Term Facility (terminated in 2012)	2,339	4,383	2,017
Gold Lease Facility (terminated in 2011)	—	—	677
Capital lease obligations	997	1,620	2,122
Other debt obligations	1,094	1,379	1,423
Accretion of Franco Nevada royalty obligation	19,139	22,230	20,502
Amortization of debt issuance costs	1,146	2,050	4,047
Accretion of debt discount	2,536	2,324	2,543
Capitalized interest	(2,663)	(2,175)	(9,885)

Total interest expense, net of capitalized interest	$26,169	$34,774	$30,942

Minimum Debt Repayment

The following is the Company’s scheduled minimum debt repayments at December 31, 2012:

December 31,	Minimum Debt Repayments (1)
2013	$117,856
2014	64,278
2015	64,888
2016	56,602
2017	—
Thereafter	—

Minimum Debt Repayments	303,624
Debt discount	(48,560)
Present value of net scheduled capital lease payments (See Note 14)	11,362

$266,426

(1)	Includes minimum gold production royalty obligation payments due to Franco-Nevada Corporation for royalty covering 50% of the life of mine gold to be produced from the Palmarejo silver and gold mine in Mexico.

Long term debt and capital lease obligations

The current and non-current portions of long-term debt and capital lease obligations as of June 30, 2013 and December 31, 2012 are as follows (in thousands):

	June 30, 2013		December 31, 2012
	Current	Non-Current	Current	Non-Current
3.25% Convertible Senior Notes due 2028	$—	$5,334	$48,081	$—
7.875% Senior Notes due 2021	—	300,000	—	—
Capital lease obligations	5,485	1,244	7,902	3,460

	$5,485	$306,578	$55,983	$3,460